Construction Backlog	12 Months Ended
Dec. 31, 2011
Construction Backlog [Abstract]
Construction Backlog [Text Block]

14.           Construction Backlog

The following represents the backlog of signed engineering and project management contracts in existence at December 31, 2011 and 2010:

	2011	2010
Balance - January 1	$35,789	$459,201
New contracts and change orders during the period	510,522	303,149
	546,311	762,350
Less: contract revenue earned during the period	(527,892)	(726,561)
	18,419	35,789
Contracts signed but not started	-	-
Balance - December 31	$18,419	$35,789

Subsequent to December 31, 2011, the Company has received additional customer contracts totaling approximately $21,000.